UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

                                             Commission File Number 033-02249-FW
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(CHECK ONE): |X| Form 10-K  |_| Form 20-F  |_| Form 11-K  |_| Form 10-Q
             |_| Form 10-D  |_| Form N-SAR |_| Form N-CSR


             For Period Ended: April 30, 2008
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             |_|   Transition Report on Form 10-K
             |_|   Transition Report on Form 20-F
             |_|   Transition Report on Form 11-K
             |_|   Transition Report on Form 10-Q
             |_|   Transition Report on Form N-SAR

             For the transition period ended: __________________

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Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

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If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

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                        PART I - REGISTRANT INFORMATION

MILLER PETROLEUM, INC.
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Full Name of Registrant

N/A
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Former Name if Applicable

3651 Baker Highway
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Address of Principal Executive Office (Street and Number)

Huntsville, Tennessee 37756
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City, State and Zip Code
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                       PART II -- RULES 12b-25 (b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

      |     (a)   The reasons described in reasonable detail in Part III of this
      |           form could not be eliminated without unreasonable effort or
      |           expense;
      |
      |     (b)   The subject annual report, semi-annual report, transition
      |           report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form
      |           N-CSR, or portion thereof, will be filed on or before the
|X|   |           fifteenth calendar day following the prescribed due date; or
      |           the subject quarterly report or transition report on Form
      |           10-Q, or subject distribution report on Form 10-D, or portion
      |           thereof will be filed on or before the fifth calendar day
      |           following the prescribed due date; and
      |
      |     (c)   The accountant's statement or other exhibit required by Rule
      |           12b-25(c) has been attached if applicable.


                              PART III -- NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Miller Petroleum, Inc. (the "Company") is unable to file its Form 10-KSB for the year ended April 30, 2008 (the "Form 10-KSB") within the prescribed time period without unreasonable effort or expense because it requires additional time to review and complete its Form 10-KSB and accompanying financial statements due to its limited financial resources and available personnel and its auditors need additional time to complete their audit of the Company's financial statements.


                          PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

      Lyle H. Cooper               (865)                691-8132
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      (Name)                       (Area Code)          (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). |X| Yes |_| No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? |X| Yes |_| No

      If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

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                             MILLER PETROLEUM, INC.

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                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


Date: July 31, 2008                           By: /s/ Lyle H. Cooper
                                                  ------------------------------
                                                  Lyle H. Cooper
                                                  Chief Financial Officer
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                            Attachment to Form 12b-25

Part IV - Other Information, Item (3)

The fact that the Company was involved in litigation, was unable to secure capital to further its drilling programs, and the high cost of borrowing resulted in a loss of $2,435,797 for the year ended April 30, 2008, an increase of $892,047 over the loss of $1,543,750 for the year ended April 30, 2007.